Debt and Credit Arrangements - Schedule of Debt (Detail) - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 1,957,900	$ 2,752,563	$ 2,802,400
Unamortized debt discount and debt issuance cost	(19,107)	(40,153)	(41,745)	$ (37,338)
Less: current portion	(389,377)	(219,750)	(231,250)	(20,000)
Long-term debt	1,549,406	2,492,660	2,529,380	2,000,118
Abl Facility [Member]
Debt Instrument [Line Items]
Credit facility, borrowed	424,000	217,000	262,000	55,000
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 1,533,890	1,910,563	1,915,375	1,425,273
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		$ 625,000	$ 625,000	$ 577,183